Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 1,146,569	$ 1,378,687
Prepaid expenses		1,053,658	124,140
Accounts receivable	[1]	8,747,261	1,463,388
Inventory	[2]	17,561,002	0
Loans receivable	[3]	51,676,623	36,504,397
Total Current Assets		80,185,113	39,470,612
Non-current assets
Property, plant and equipment, net	[4]	87,104,243	10,847
Deposits	[5]	0	12,530,659
Call/put option	[6]	112,658,740	55,967,351
Goodwill	[5]	6,206,068	0
Intangible assets, net	[7]	152,979,033	0
Total Non-current assets		358,948,084	68,508,857
Total assets		439,133,197	107,979,469
Current liabilities
Accounts payable and accrued liabilities		24,115,714	1,334,370
License liability	[5]	11,997,400	0
Convertible debentures	[8]	0	17,597,600
Current loans payable	[9]	31,349,759	0
Lease liabilities	[10]	205,982	0
Credit facility	[11]	0	36,610,075
Current income taxes payable	[12]	3,125,261	0
Total Current Liabilities		70,794,116	55,542,045
Non-current liabilities
Credit facility	[11]	64,815,872	0
Loans payable, net of current portion	[9]	18,704,092	0
Lease liabilities, net of current portion	[10]	186,487	0
License liability, net of current portion	[5]	47,989,600	0
Deferred income tax liability	[12]	27,158,251	0
Total liabilities		229,648,418	55,542,045
Shareholders' equity
Share capital	[13]	229,772,030	61,366,160
Contributed surplus		14,863,863	5,748,889
Cumulative translation adjustment		(1,896,622)	0
Accumulated deficit		(33,254,492)	(14,677,625)
Total shareholders' equity		209,484,779	52,437,424
Total liabilities and shareholders' equity		$ 439,133,197	$ 107,979,469

[1]	Note 7.
[2]	Note 9.
[3]	Note 11.
[4]	Note 10.
[5]	Note 6.
[6]	Note 12.
[7]	Note 13.
[8]	Note 14.
[9]	Note 16.
[10]	Note 17.
[11]	Note 15.
[12]	Note 20.
[13]	Note 18.